Investments in Financial Assets Measured at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Rental income from investment property, net of direct operating expense [abstract]
Schedule of Investment of Financial Assets

The fair value and changes in securities which were classified “Financial assets measured at fair value through profit or loss” during the reporting periods was as follows:

	2021	2020
	NIS in thousands
Balance as of January 1,	376	177
Changes in fair value carried to the statement of income	(46)	199
Balance as of December 31,	330	376